Financial risk management Foreign currency exchange risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) CAD / $	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized (gain) loss on derivatives	$ 0	$ (18)	$ (114)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized (gain) loss on derivatives	1	4	(2)
Net loss in fair value of derivatives	$ (1)	$ (6)	$ 14
Forward contract [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume	13,000,000
Unrealized (gain) loss on derivatives	$ 0
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Forward contract [member] | Bottom of range [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate | CAD / $	1.2548
Forward contract [member] | Top of range [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate | CAD / $	1.2925